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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Dodge & Cox
Address:   555 California Street
           40th Floor
           San Francisco, CA 94104

Form 13F File Number: 28-400

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas M. Mistele
Title:   Chief Operating Officer
Phone:   (415) 981-1710

Signature, Place, and Date of Signing:

/S/ Thomas M. Mistele               San Francisco, CA              01/31/06
--------------------------    -----------------------------  -------------------
[Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         1

Form 13F Information Table Value Total:       93,256
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                  FORM 13F NAME OF REPORTING MGR - DODGE & COX

COLUMN 1                      COL.2  COL. 3      COL 4     COLUMN 5              COL. 6 COL7 COLUMN 8
                                                 VALUE     SHARES/    SH/  PUT/ INVSTMT OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS  CUSIP      (X$1000)   PRN AMT    PRN  CALL DSCRETN MGRS  SOLE      SHARED  NONE
--------------------------    ------ --------- --------- -----------  ---  ---- ------- ----- --------- ------- ---------
DISCOVERY HOLDING CO-A        CLACOM 25468Y107    93,256   6,458,180   SH       SOLE          6,076,250  73,730   308,200